Related Party Transactions	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions
23	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of June 30, 2020:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
China Literature Limited (“China Literature”)	Tencent’s subsidiary

(a)	Transactions
For the six months ended June 30, 2019 and 2020, significant related party transactions were as follows:

	Six months ended,
	2019 RMB’million	2020 RMB’million
Revenue
Online music services to Tencent Group (note)	251	129
Online music services to the Company’s associates and associates of Tencent Group	18	68
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	15	72
Expenses
Operation expenses recharged by Tencent Group	345	510
Advertising agency cost to Tencent Group	91	134
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group	64	106
Other costs to the Company’s associates and associates of Tencent Group	16	15

Note:	Including revenue from sublicensed contents to Tencent and subscription packages Tencent purchased pursuant to the Business Cooperation Agreement.
In March 2020 the Group signed a five-year strategic partnership with China Literature, a subsidiary of Tencent. Through this partnership arrangement, the Group was granted a global license to produce derivative content in the form of audiobooks of online literary works for which China Literature has the rights to or the license to adapt, and the rights to sublicense, as well as the ability to distribute existing audiobooks in China Literature’s portfolio.
Aggregate total minimum guarantee profit sharing to China Literature for the five-year period amounted to RMB250 million, any excess portion will be shared based on a pre-determined
percentage. As of June 30, 2020, the present value of the minimum guarantee of RMB227 million was recognized as intangible assets and the amortization expense for the six months ended June 30, 2020 was RMB11 million.
These related party transactions were conducted at prices and terms as agreed by parties involved.

(b)	Balances with related parties

	As of December 31, 2019 RMB’million	As of June 30, 2020 RMB’million
Included in accounts receivable from related parties:
Tencent Group(note)	1,653	1,430
The Company’s associates and associates of Tencent Group	49	72

Included in prepayments, deposits and other assets from related parties:
Tencent Group	50	30
The Company’s associates and associates of Tencent Group	23	90

Included in accounts payable to related parties:
Tencent Group	215	619
The Company’s associates and associates of Tencent Group	15	44

Included in other payables and accruals to related parties:
Tencent Group	382	116
The Company’s associates and associates of Tencent Group	19	16
Outstanding balances are unsecured and are repayable on demand.
Note:     The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement entered with Tencent Group.

(c)	Key management personnel compensation

	Six months ended,
	2019 RMB’million	2020 RMB’million
Short-term employee benefits	32	33
Share-based compensation	109	88

	141	121